Inventories - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory reserve and obsolescence charged to cost of goods	$ 315	$ 286	$ 2,024	$ 809	$ 1,297	$ 2,473	$ 3,170
Reserve for excess and obsolete inventory					$ 1,417	$ 1,206